Components of Other Comprehensive Income/(Loss) - Schedule of Changes in AOCI (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Jan. 01, 2018
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Beginning balance		$ 4,580,488	$ 2,705,084	$ 2,639,586
Net unrealized gains/(losses)		(64,577)	(20,000)	(35,901)
Amounts reclassified from AOCI			2,375	2,439
Other comprehensive income/(loss)		(53,580)	(17,625)	(33,462)
Ending balance		4,785,380	4,580,488	2,705,084
Balance, as adjusted for ASU 2018-02			4,580,488
Balance as adjusted				2,705,084	$ 4,580,555
Accumulated Other Comprehensive Income/(Loss)
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Beginning balance	[1]	(265,279)	(247,654)	(214,192)
Amounts reclassified from AOCI		10,997
Other comprehensive income/(loss)	[1]	(53,580)	(17,625)	(33,462)
Ending balance	[1]	(376,616)	(265,279)	(247,654)
Balance, as adjusted for ASU 2018-02	[1]		(322,825)
Balance as adjusted			(323,036)	(247,654)	$ (323,036)	[1]
Securities AFS
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Beginning balance		(21,997)	(17,232)	3,394
Net unrealized gains/(losses)		(48,858)	(4,467)	(19,709)
Amounts reclassified from AOCI		(39)	(298)	(917)
Other comprehensive income/(loss)		(48,897)	(4,765)	(20,626)
Ending balance		(75,736)	(21,997)	(17,232)
Balance, as adjusted for ASU 2018-02			(26,834)
Balance as adjusted			(26,839)
Cash Flow Hedges
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Beginning balance		(6,366)	(1,265)	0
Net unrealized gains/(losses)		(6,284)	(2,156)	130
Amounts reclassified from AOCI		2,142	(2,945)	(1,395)
Other comprehensive income/(loss)		(4,142)	(5,101)	(1,265)
Ending balance		(12,112)	(6,366)	(1,265)
Balance, as adjusted for ASU 2018-02			(7,764)
Balance as adjusted			(7,970)
Pension and Postretirement Plans
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Beginning balance		(236,916)	(229,157)	(217,586)
Net unrealized gains/(losses)		(9,435)	(13,377)	(16,322)
Amounts reclassified from AOCI		8,894	5,618	4,751
Other comprehensive income/(loss)		(541)	(7,759)	(11,571)
Ending balance		$ (288,768)	(236,916)	$ (229,157)
Balance, as adjusted for ASU 2018-02			(288,227)
Balance as adjusted			(288,227)
Accounting Standards Update 2018-02 | Accumulated Other Comprehensive Income/(Loss)
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Adjustment to reflect adoption of accounting standard	[1]		(57,546)
Accounting Standards Update 2018-02 | Securities AFS
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Adjustment to reflect adoption of accounting standard			(4,837)
Accounting Standards Update 2018-02 | Cash Flow Hedges
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Adjustment to reflect adoption of accounting standard			(1,398)
Accounting Standards Update 2018-02 | Pension and Postretirement Plans
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Adjustment to reflect adoption of accounting standard			(51,311)
Accounting Standards Update 2016-01 | Accumulated Other Comprehensive Income/(Loss)
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Adjustment to reflect adoption of accounting standard			(211)
Accounting Standards Update 2016-01 | Securities AFS
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Adjustment to reflect adoption of accounting standard			(5)
Accounting Standards Update 2016-01 | Cash Flow Hedges
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Adjustment to reflect adoption of accounting standard			(206)
Accounting Standards Update 2016-01 | Pension and Postretirement Plans
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Adjustment to reflect adoption of accounting standard			$ 0

[1]	Due to the nature of the preferred stock issued by FHN and its subsidiaries, all components of Other comprehensive income/(loss) have been attributed solely to FHN as the controlling interest holder.